Other liabilities - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities [Line Items]
Taxes payable	$ 51,277	$ 54,177
Salaries payable	39,210	37,927
Purchase price payable for Best Day Group	0	3,744
Accrued earnout liability	2,409	0
Promissory notes issued	0	15,879
Others	1,797	2,494
Nonrelated Party
Other Liabilities [Line Items]
Total other current liabilities	$ 94,693	$ 114,221